FINANCIAL INSTRUMENTS - Estimated Fair Value (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Estimated fair value	$ 31,942,458	$ 21,089,997
Investments
Disclosure of detailed information about financial instruments [line items]
Estimated fair value	$ 500,000